Segment information (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Reportable Segments

For the financial year ended March 31, 2023
(EUR thousand)
	Notes	TFSS	AVPS	RTS	Central costs	Total
Revenue		228,818	61,805	20,867	—	311,490
Operating expenses (1)		(91,902)	(34,267)	(26,962)	(80,377)	(233,508)
Adjusted EBITDA		136,916	27,538	(6,095)	(80,377)	77,982
Depreciation and amortization (2)	8					(51,028)
Exceptional items	9					(12,814)
Operating Profit						14,140

For the financial year ended March 31, 2022
(EUR thousand)
	Notes	TFSS	AVPS	RTS	Central costs	Total
Revenue		89,559	23,325	13,064	—	125,948
Operating expenses (1)		(44,610)	(12,538)	(16,755)	(61,947)	(135,850)
Adjusted EBITDA		44,949	10,787	(3,691)	(61,947)	(9,902)
Depreciation and amortization (2)	8					(87,900)
Exceptional items	9					11,173
Operating Loss						(86,629)

For the financial year ended March 31, 2021
(EUR thousand)
	Notes	TFSS	AVPS	Central costs	Total
Revenue		30,826	13,870	—	44,696
Operating expenses (1)		(29,034)	(9,010)	(47,481)	(85,525)
Adjusted EBITDA		1,792	4,860	(47,481)	(40,829)
Depreciation and amortization (2)	8				(116,318)
Exceptional items	9				(286,242)
Operating Loss					(443,389)

(1)Operating expenses excluding Depreciation and Amortization and Exceptional items. For the financial year ended March 31, 2023 the fixed costs amounted to EUR154.6 million (EUR109.2 million for the financial year ended March 31, 2022 and EUR74.7 million for the financial year ended March 31, 2021), comprising of personnel costs of EUR99.8 million (EUR74.6 million for the financial year ended March 31, 2022, and EUR50.8 million for the financial year ended March 31, 2021) and non-personnel costs of EUR54.8 million (EUR34.6 million for the financial year ended March 31, 2022 and EUR23.9 million for the financial year ended March 31, 2021), whereas variable costs amounted to EUR78.9 million (EUR26.7 million for the financial year ended March 31, 2022 and EUR10.3 million for the financial year ended March 31, 2021).
(2)Depreciation and amortization include amortization of intangible assets acquired through business combinations.

Schedule of Revenue by Geography and by Segment, by Top Country and Non-Current Assets by Country
Revenue is generated by TFSS, AVPS and RTS processed transactions. A geographical breakdown of revenue by key market / region is provided below:

For the financial year ended March 31, 2023
(EUR thousand)
	TFSS	AVPS	RTS	Total
Europe	202,263	12,276	20,867	235,406
Asia Pacific	23,495	49,528	—	73,023
Rest of the world	3,060	1	—	3,061
Total	228,818	61,805	20,867	311,490

For the financial year ended March 31, 2022
(EUR thousand)
	TFSS	AVPS	RTS	Total
Europe	82,599	6,631	13,064	102,294
Asia Pacific	5,398	16,694	—	22,092
Rest of the world	1,562	—	—	1,562
Total	89,559	23,325	13,064	125,948

For the financial year ended March 31, 2021
(EUR thousand)
	TFSS	AVPS	Total
Europe	25,609	3,330	28,939
Asia Pacific	4,975	10,540	15,515
Rest of the world	242	—	242
Total	30,826	13,870	44,696
Revenue by top Country
A breakdown of revenue by key market / top country is provided below:

For the financial year ended March 31, 2023
(EUR thousand)
	TFSS	AVPS	RTS	Total	% of Total Revenue
Italy	43,280	3,739	—	47,019	15%
France	39,996	1,791	—	41,787	14%
Australia	303	40,671	—	40,974	13%
United Kingdom	2,917	1,056	20,867	24,840	8%
Switzerland	4,005	32	—	4,037	1%
Total	90,501	47,289	20,867	158,657	51%

For the financial year ended March 31, 2022
(EUR thousand)
	TFSS	AVPS	RTS	Total	% of Total Revenue
France	20,118	919	—	21,037	17%
Italy	12,912	2,421	—	15,333	12%
United Kingdom	1,838	568	13,064	15,470	12%
Australia	49	13,997	—	14,046	11%
Switzerland	2,358	85	—	2,443	2%
Total	37,275	17,990	13,064	68,329	54%

For the financial year ended March 31, 2021
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
Australia	302	9,206	9,508	21%
France	6,128	367	6,495	15%
Italy	3,906	1,662	5,568	12%
United Kingdom	3,784	332	4,116	9%
Switzerland	594	59	653	1%
Total	14,714	11,626	26,340	58%
Even though no measure of assets by segment is reported to the ExCom, in accordance with IFRS 8, the non-current assets, excluding deferred income tax assets, by country are disclosed as follows:

As of March 31, 2023
(EUR thousand)
	Intangible assets	Property, plant and equipment	Investments in joint ventures and associates and Other investments	Other non-current financial assets	Total
Switzerland	575,145	782	7,244	698	583,869
Australia	11,465	2,451	—	215	14,131
France	7,104	2,555	—	437	10,096
United Kingdom	5,765	305	—	144	6,214
Italy	476	3,160	—	258	3,894
Rest of the world	5,553	15,586	37	12,455	33,631
Total	605,508	24,839	7,281	14,207	651,835

As of March 31, 2022
(EUR thousand)
	Intangible assets	Property, plant and equipment	Investments in joint ventures and associates and Other investments	Other non-current financial assets	Total
Switzerland	559,998	1,051	4,739	519	566,307
Australia	11,252	2,608	—	236	14,096
France	331	2,403	—	2,874	5,608
United Kingdom	5,515	914	—	225	6,654
Italy	796	5,443	—	283	6,522
Rest of the world	6,134	15,339	1,792	9,176	32,441
Total	584,026	27,758	6,531	13,313	631,628